Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

NOTE 17. Quarterly Data (Unaudited)

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2012	Quarter	Quarter	Quarter	Quarter	2012
Net sales	$7,486	$7,534	$7,497	$7,387	$29,904
Cost of sales	3,889	3,870	3,935	3,991	15,685
Net income including noncontrolling interest	1,141	1,186	1,180	1,004	4,511
Net income attributable to 3M	1,125	1,167	1,161	991	4,444
Earnings per share attributable to 3M
common shareholders - basic	1.61	1.68	1.68	1.43	6.40
Earnings per share attributable to 3M
common shareholders - diluted	1.59	1.66	1.65	1.41	6.32

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2011	Quarter	Quarter	Quarter	Quarter	2011
Net sales	$7,311	$7,680	$7,531	$7,089	$29,611
Cost of sales	3,802	4,040	4,027	3,824	15,693
Net income including noncontrolling interest	1,103	1,177	1,103	974	4,357
Net income attributable to 3M	1,081	1,160	1,088	954	4,283
Earnings per share attributable to 3M
common shareholders - basic	1.52	1.63	1.54	1.36	6.05
Earnings per share attributable to 3M
common shareholders - diluted	1.49	1.60	1.52	1.35	5.96

Gross profit is calculated as net sales minus cost of sales.